Investment in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2021
Investment in associates and joint ventures [Abstract]
Summary of investments in associates and joint ventures
Investments in associates and joint ventures
in EUR million
30 June 2021
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited
23 652 1,166 47,077 41,631 442 352
Other investments in associates and joint
ventures
295
1,461
Investments in associates and joint ventures
in EUR million
31 December 2020
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited
23 653 1,202 50,123 44,597 1,388 1,093
Other investments in associates and joint
ventures
273
1,475

Summary of changes in investments in associates and joint ventures
Changes in Investments in associates and joint ventures
in EUR million
30
June
2021
31
December
2020
Opening balance as at 1 January
1,475 1,790
Additions
31 24
Revaluations
4 -3
Share of results
23 66
Dividends received
-31 -12
Disposals
-6 -12
Impairments
-3 -235
Exchange rate differences -45 -144
Other
13 0
Closing balance 1,461 1,475